Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and amounts due from depository institutions	$ 2,219	$ 1,340
Interest-bearing deposits	258	501
Total cash and cash equivalents	2,477	1,841
Securities available for sale	40,420	48,361
Loans held for sale	337	2,426
Loans receivable, net of allowance for loan losses of $923 and $967, respectively	207,996	201,462
Premises and equipment	2,742	3,054
Federal Home Loan Bank of New York stock, at cost	1,262	2,032
Accrued interest receivable	954	1,006
Other assets	2,067	4,484
Total assets	258,255	264,666
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	212,312	203,516
Advances from Federal Home Loan Bank of New York	19,889	37,130
Advance payments by borrowers for taxes and insurance	1,221	844
Other liabilities	2,098	1,218
Total liabilities	235,520	242,708
Commitments and Contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 1,000,000 shares authorized, 1,500 shares issued and outstanding at September 30, 2013 (liquidation preference value $1,000 per share)	0	0
Common stock, $.01 par value, authorized shares: 7,000,000; shares issued: 2,055,165; shares outstanding: 1,862,803	21	21
Additional paid-in capital	20,283	18,728
Retained earnings	7,007	6,101
Treasury stock, 192,362 shares	(1,660)	(1,660)
Unearned Employee Stock Ownership Plan ("ESOP") shares	(1,288)	(1,343)
Accumulated other comprehensive income (loss)	(1,628)	111
Total stockholders' equity	22,735	21,958
Total liabilities and stockholders' equity	$ 258,255	$ 264,666